UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-03310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch
              Retirement Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/06

Date of reporting period: 11/01/05 - 04/30/06

Item 1 - Report to Stockholders

Semi-Annual Report
April 30, 2006

Merrill Lynch Retirement
Reserves Money Fund

Of Merrill Lynch Retirement Series Trust

Merrill Lynch Retirement Reserves Money Fund

Announcement to Shareholders

On February 15, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch & Co., Inc. ("Merrill Lynch") entered into an agreement to contribute Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch Investment Managers International Limited), to BlackRock to create a new independent company that will be one of the world's largest asset management firms with over $1 trillion in assets under management (based on combined assets under management as of March 31, 2006). The transaction is expected to close in the third quarter of 2006, at which time the new company will operate under the BlackRock name. The Fund's Board of Trustees has approved a new investment advisory agreement with BlackRock Advisors, Inc. or its successor ("BlackRock Advisors") on substantially the same terms and for the same advisory fee as the current investment advisory agreement with the Investment Adviser. If the new agreement is approved by the Fund's shareholders, BlackRock Advisors is expected to become the Fund's investment adviser upon the closing of the transaction between Merrill Lynch and BlackRock.

Officers and Trustees

Robert C. Doll, Jr., President and Trustee
James H. Bodurtha, Trustee
Kenneth A. Froot, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Donald C. Burke, Vice President and Treasurer
Donaldo S. Benito, Vice President
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210

--------------------------------------------------------------------------------
Effective January 1, 2006, Stephen B. Swensrud retired as Trustee of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust. The Fund's Board of Trustees wishes Mr. Swensrud well in his retirement.
--------------------------------------------------------------------------------


2       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2006

A Letter From the President

Dear Shareholder

You may be aware that changes are on the horizon at Merrill Lynch Investment Managers ("MLIM"). On February 15, 2006, Merrill Lynch announced plans to combine the firm's investment advisory business, including MLIM, with another highly regarded investment manager -- BlackRock, Inc. ("BlackRock").

We believe this merger of asset management strength will benefit our investors. MLIM is a leading investment management organization with over $576 billion in assets under management globally and 2,757 employees in 17 countries. It offers over 100 investment strategies in vehicles ranging from mutual funds to institutional portfolios. BlackRock is one of the largest publicly traded investment management firms in the United States with $463.1 billion in assets under management and 1,839 employees. It manages assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products.

At the completion of the transaction, which is expected in the third quarter of this year, the resultant firm will be a top-10 investment manager worldwide with over $1 trillion in assets under management.* The combined company will provide a wider selection of high-quality investment solutions across a range of asset classes and investment styles. MLIM and BlackRock possess complementary capabilities that together create a well-rounded organization uniting some of the finest money managers in the industry. At the same time, the firms share similar values and beliefs -- they are focused on delivering excellence on behalf of clients, and both make investment performance their single most important mission. In short, the merger only reinforces our commitment to shareholders.

Most of MLIM's investment products -- including mutual funds, separately managed accounts, annuities and variable insurance funds -- eventually will carry the "BlackRock" name. As a shareholder in one or more MLIM-advised mutual funds, you will receive a proxy package in the coming weeks in connection with this transaction. After you receive this information, should you have any questions or concerns, do not hesitate to contact your financial advisor.

As always, we thank you for entrusting us with your investment assets, and we look forward to continuing to serve your investment needs with even greater strength and scale as the new BlackRock.

                                          Sincerely,


                                          /s/ Robert C. Doll, Jr.

                                          Robert C. Doll, Jr.
                                          President and Chief Investment Officer
                                          Merrill Lynch Investment Managers

*     $1.039 trillion in assets under management as of March 31, 2006.

      Data, including assets under management, are as of March 31, 2006.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2006         3

A Discussion With Your Fund's Portfolio Manager

      We maintained a relatively conservative approach throughout the period as the Fed continued to raise interest rates, but ended the period in anticipation of a pause in monetary tightening.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended April 30, 2006, Merrill Lynch Retirement Reserves Money Fund's Class I and Class II Shares had net annualized yields of 3.90% and 3.91%, respectively. As of April 30, 2006, the Fund's Class I and Class II Shares had seven-day yields of 4.27% and 4.28%, respectively.

The Fund's average portfolio maturity at April 30, 2006 was 59 days, compared to 61 days at October 31, 2005. The average portfolio maturity ranged from a high of 66 days to a low of 52 days during the six-month period.

Economic growth for the first three quarters of 2005 remained firmly above 3% before slipping to 1.7% in the final quarter of the year. The combination of higher oil prices and Hurricanes Katrina and Rita temporarily hindered an otherwise resilient consumer. However, the economy rebounded sharply in the first quarter of 2006, with gross domestic product growth estimated at 4.8%. The Federal Reserve Board (the Fed) continued to raise the federal funds target rate in 25 basis point (.25%) increments at each of its meetings during the six-month period, bringing the federal funds rate to 4.75% at period-end. Another interest rate hike just after the close of the period on May 10, 2006 brought the target rate to 5%.

The Treasury yield curve behaved accordingly during the period. As the Fed continued to remove accommodative monetary policy, yields on shorter maturities rose to a greater degree than those on longer maturities. As a result, the yield curve flattened and even inverted intermittently in the early part of 2006, with shorter maturities at times offering higher yields than longer maturities. As of April month-end, the spread between two-year and 10-year Treasury issues was 20 basis points, with yields at 4.87% and 5.07%, respectively. Under these conditions, we selectively participated in longer-dated issues for their capital appreciation potential, whenever we perceived good relative value. For liquidity, we made ample use of shorter-dated commercial paper and certificates of deposit, as well as variable rate investments, as the coupons on these instruments continually reset in conjunction with rising interest rates.

How did you manage the portfolio during the period?

Throughout the period, our average duration target was generally in the 50-day - 65-day range, although our portfolio composition varied. As the yield curve shifted and spreads changed, different sectors and asset classes became attractive. We were slightly more cautious very early in the period when the Fed expressed concern over inflationary pressures and it seemed more interest rate hikes were ahead. Whereas we had favored floating rate securities in the prior six-month period, those securities had begun to look more expensive as credit spreads tightened. This was due to increased demand, but also a slowdown in agency issuance of these securities. As a result, we looked primarily to short-dated commercial paper and certificates of deposit for liquidity during the period. We felt those areas offered the greatest value from a risk/reward standpoint, enabling us to capture some steepness in the front end of the curve while limiting our interest rate exposure.

We became more constructive on the market in late 2005 and early 2006 as it seemed that the Fed might soon be finished with its interest rate tightening cycle. This prompted us to increase the Fund's average weighted maturity modestly to the 55-day - 65-day range. At this point in time, we felt the longer maturities offered the greatest potential for capital appreciation. We also saw value in two-year callable issues, believing volatility and swap spreads were at attractive levels and would trend lower once the Fed reached neutral policy.

Subsequently, as market sentiment turned negative during the course of the first quarter, we revised our outlook and reduced the portfolio's average weighted maturity to a more defensive 50 days - 55 days. Dr. Ben Bernanke assumed the role of Fed chairman on January 31, 2006, leading many observers to anticipate the approach of interest rate stability and neutral monetary policy. Instead, the Fed signaled concern that higher energy prices and tighter labor markets would lead to inflationary pressures and continued to raise short-term interest rates. This more hawkish stance by the Fed steepened the front end of the curve, which allowed us to purchase six-month - 12-month securities at attractive spreads.


4       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2006

How would you characterize the Fund's position at the close of the period?

Looking ahead, we believe there is a greater risk that the Fed may overshoot, as it sometimes has, and raise the target federal funds rate too high. If that is the case, we see little value in the very front end of the yield curve.

As spreads on variable rate notes have reached more attractive levels, we have readdressed those sectors. However, we have focused exclusively on the prime and federal funds indexes, based on our belief that they will outperform the others over the next 12 months. We still believe the spread on the federal funds rate to the two-year Treasury note will invert; however, the timing may be further out than we had originally anticipated. Thus, we will look for the longer sectors to be more fairly priced before we begin to position the Fund for a stable rate, low-volatility environment, which we expect by the second half of 2006. At period-end, the Fund's average weighted maturity stood in the 50-day - 60-day range, consistent with our view that the end of monetary tightening is in the not-too-distant future.

The portfolio's composition, as a percent of net assets, at the end of April and as of our last report to shareholders is detailed below:

------------------------------------------------------------------------------
                                                        4/30/06       10/31/05
------------------------------------------------------------------------------
Bank Notes .......................................          1.1%           0.5%
Certificates of Deposit ..........................           --            0.4
Certificates of Deposit -- European ..............          2.8            5.8
Certificates of Deposit -- Yankee* ...............         13.4            8.4
Commercial Paper .................................         35.3           37.0
Corporate Notes ..................................         22.6           20.4
Funding Agreements ...............................          4.1            5.4
Repurchase Agreements ............................          9.2            4.8
U.S. Government Agency & Instrumentality
  Obligations --  Non-Discount Notes .............         12.6           18.3
Liabilities in Excess of Other Assets ............         (1.1)          (1.0)
                                                        ----------------------
Total ............................................        100.0%         100.0%
                                                        ======================
*     U.S. branches of foreign banks.

Donaldo S. Benito
Vice President and Portfolio Manager

May 11, 2006


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2006         5

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on November 1, 2005 and held through April 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                         Expenses Paid
                                                              Beginning             Ending             During the Period*
                                                            Account Value         Account Value         November 1, 2005
                                                           November 1, 2005      April 30, 2006        to April 30, 2006
=========================================================================================================================
Actual
=========================================================================================================================
Class I                                                        $   1,000           $1,019.10              $    2.97
-------------------------------------------------------------------------------------------------------------------------
Class II                                                       $   1,000           $1,019.20              $    3.02
=========================================================================================================================
Hypothetical (5% annual return before expenses)**
=========================================================================================================================
Class I                                                        $   1,000           $1,021.56              $    2.97
-------------------------------------------------------------------------------------------------------------------------
Class II                                                       $   1,000           $1,021.51              $    3.02
-------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.60% for Class I, and .61% for Class II), multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


6       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2006

Schedule of Investments                                           (in Thousands)

                                         Face       Interest          Maturity
Issue                                   Amount        Rate*             Date          Value
=============================================================================================
Bank Notes--1.1%
=============================================================================================
Bank of America, NA                    $19,000       4.81 (a)%        8/10/2006    $   19,000
---------------------------------------------------------------------------------------------
U.S. Bank, NA                           20,000       4.66 (a)         7/28/2006        20,001
---------------------------------------------------------------------------------------------
Total Bank Notes (Cost--$39,001) ..............................................        39,001
=============================================================================================
Certificates of Deposit--European--2.8%
=============================================================================================
BNP Paribas, London                     28,000       4.395           10/04/2006        27,894
---------------------------------------------------------------------------------------------
Calyon, London                          35,000       3.86             7/05/2006        34,865
                                        18,000       4.365           10/03/2006        17,931
---------------------------------------------------------------------------------------------
Societe Generale, London                20,000       4.65             7/11/2006        19,982
---------------------------------------------------------------------------------------------
Total Certificates of Deposit--European (Cost--$101,000) ......................       100,672
=============================================================================================
Certificates of Deposit--Yankee--13.4%
=============================================================================================
Banco Bilbao Vizcaya Argentaria         19,000       5.255            4/11/2007        18,991
SA, NY
---------------------------------------------------------------------------------------------
Barclays Bank Plc, NY                   21,000       4.872 (a)        6/21/2006        21,000
                                        47,000       4.763 (a)        8/30/2006        46,997
                                        36,000       4.868 (a)       12/20/2006        35,997
---------------------------------------------------------------------------------------------
Calyon, NY                              23,000       4.80            12/27/2006        22,923
                                        16,600       5.20             3/30/2007        16,585
---------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, NY  23,000       4.75            12/05/2006        22,922
                                        67,000       4.981 (a)        5/15/2007        67,000
---------------------------------------------------------------------------------------------
Credit Suisse LLC, NY                   47,000       4.99             6/29/2006        46,998
---------------------------------------------------------------------------------------------
HBOS Treasury Services Plc, NY          25,000       3.845            6/30/2006        24,945
---------------------------------------------------------------------------------------------
Royal Bank of Scotland, NY              28,000       4.846 (a)       11/16/2006        27,998
---------------------------------------------------------------------------------------------
Swedbank, NY                            16,600       5.199            3/30/2007        16,585
---------------------------------------------------------------------------------------------
Toronto-Dominion Bank, NY               25,000       3.75             6/21/2006        24,950
                                        25,000       3.95             7/24/2006        24,927
                                        30,000       3.798            7/28/2006        29,897
                                        25,000       3.94             7/31/2006        24,920
---------------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee (Cost--$474,193) ........................       473,635
=============================================================================================
Commercial Paper--35.3%
=============================================================================================
Amstel Funding Corp.                    25,000       4.93             5/30/2006        24,890
---------------------------------------------------------------------------------------------
Aspen Funding Corp.                     25,000       4.87             5/25/2006        24,909
---------------------------------------------------------------------------------------------
Barton Capital, LLC                     71,000       4.76             5/08/2006        70,907
---------------------------------------------------------------------------------------------
Beta Finance Inc.                       22,000       4.56             7/24/2006        21,741
---------------------------------------------------------------------------------------------
Bryant Park Funding, LLC                57,000       4.76             5/02/2006        56,970
---------------------------------------------------------------------------------------------
CC (USA) Inc. (Centauri)                24,000       5.16            10/24/2006        23,395
---------------------------------------------------------------------------------------------
Compass Securitization, LLC             20,000       4.77             5/03/2006        19,987
                                        25,000       4.91             5/24/2006        24,911
                                        51,880       4.81             6/15/2006        51,554
---------------------------------------------------------------------------------------------
Danske Corp.                            22,000       4.85             9/11/2006        21,587
                                        43,000       5.03            10/19/2006        41,954
---------------------------------------------------------------------------------------------
FCAR Owner Trust                        23,000       4.78             5/11/2006        22,960
                                        50,000       4.79             5/15/2006        49,887
                                        22,000       4.78             5/16/2006        21,947
---------------------------------------------------------------------------------------------
General Electric Capital Corp.          22,500       4.88             9/11/2006        22,078
---------------------------------------------------------------------------------------------
Grampian Funding Ltd.                   18,000       4.77             5/05/2006        17,983
                                        30,000       4.86             6/30/2006        29,749
---------------------------------------------------------------------------------------------
Greyhawk Funding, LLC                   28,000       4.85             5/22/2006        27,909
                                        23,000       4.89             5/23/2006        22,922
                                        18,498       4.93             5/31/2006        18,415
                                        19,615       4.93             6/01/2006        19,524
---------------------------------------------------------------------------------------------
Jupiter Securitization Corp.            26,247       4.77             5/03/2006        26,230
                                        40,000       4.74             5/09/2006        39,942
                                        23,000       4.84             5/17/2006        22,941
---------------------------------------------------------------------------------------------
Morgan Stanley                          10,000       4.883 (a)       12/01/2006        10,000
---------------------------------------------------------------------------------------------
New Center Asset Trust                  25,000       4.80             5/11/2006        24,957
                                        50,000       4.80             5/15/2006        49,887
                                        25,000       4.85             5/26/2006        24,906
---------------------------------------------------------------------------------------------
Newport Funding Corp.                   47,000       4.77             5/04/2006        46,963
                                        30,000       4.83             5/23/2006        29,899
                                        15,000       4.87             5/24/2006        14,947
                                        18,000       4.875            9/15/2006        17,650
---------------------------------------------------------------------------------------------
Nordea North America, Inc.              27,000       4.56             7/24/2006        26,681
---------------------------------------------------------------------------------------------
Santander Central Hispano Finance,      23,000       4.55             7/10/2006        22,775
Inc. (Delaware)
---------------------------------------------------------------------------------------------
Solitaire Funding LLC                    8,000       4.75             5/10/2006         7,987
                                        35,000       4.87             5/23/2006        34,881
---------------------------------------------------------------------------------------------
Surrey Funding Corp.                    32,000       4.77             5/01/2006        31,987
                                        30,000       4.83             5/18/2006        29,920
                                        25,000       4.92             5/30/2006        24,891
                                        55,000       4.81             6/19/2006        54,612
---------------------------------------------------------------------------------------------
Windmill Funding Corp.                  10,000       4.78             5/17/2006         9,975
                                        10,000       4.83             5/22/2006         9,968
                                        15,000       4.85             5/24/2006        14,947
                                        15,000       4.89             5/30/2006        14,935
                                        26,000       4.93             6/06/2006        25,861
---------------------------------------------------------------------------------------------
Total Commercial Paper (Cost--$1,253,998) .....................................     1,253,921
---------------------------------------------------------------------------------------------


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2006         7

Schedule of Investments (continued)                               (in Thousands)

                                         Face       Interest          Maturity
Issue                                   Amount        Rate*             Date          Value
=============================================================================================
Corporate Notes--22.6%
=============================================================================================
ANZ National (International), Ltd.     $23,000       4.82 (a)%        5/07/2007    $   23,000
---------------------------------------------------------------------------------------------
ASIF Global Financing XXX               15,000       4.96 (a)         5/23/2007        15,000
---------------------------------------------------------------------------------------------
American Honda Finance Corp.            42,000       4.983 (a)        7/10/2006        41,997
                                        21,000       5.06 (a)         9/11/2006        21,015
---------------------------------------------------------------------------------------------
Bank of Ireland                         10,000       4.893 (a)        5/18/2007        10,000
---------------------------------------------------------------------------------------------
CC (USA) Inc. (Centauri)                26,000       4.818 (a)        5/12/2006        26,000
                                        25,000       4.81 (a)        11/17/2006        25,000
---------------------------------------------------------------------------------------------
Citigroup, Inc.                         34,825       5.115 (a)        1/12/2007        34,849
---------------------------------------------------------------------------------------------
General Electric Capital Corp.          62,500       5.001 (a)        5/17/2007        62,500
---------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.               53,300       4.921 (a)        5/15/2007        53,300
---------------------------------------------------------------------------------------------
HSBC Finance, Inc.                      57,500       5.16 (a)        10/27/2006        57,520
                                        39,000       4.98 (a)         5/23/2007        39,000
---------------------------------------------------------------------------------------------
Links Finance, LLC                      28,000       5.038 (a)        1/16/2007        28,004
                                        22,500       4.51 (a)         1/30/2007        22,501
                                        22,500       4.95             2/12/2007        22,428
                                        24,000       5.265            4/25/2007        23,906
---------------------------------------------------------------------------------------------
MetLife Global Funding I                17,000       4.848 (a)        5/07/2007        17,000
                                        13,000       4.961 (a)        5/15/2007        13,000
---------------------------------------------------------------------------------------------
Nationwide Building Society             13,000       5.025 (a)        4/27/2007        13,000
---------------------------------------------------------------------------------------------
Northern Rock Plc                       23,000       4.94 (a)         4/09/2007        23,000
---------------------------------------------------------------------------------------------
Permanent Financing (No. 8) Plc         30,000       4.809 (a)        6/12/2006        30,000
---------------------------------------------------------------------------------------------
Sigma Finance, Inc.                     52,000       4.82 (a)         5/19/2006        52,000
                                        39,500       4.81 (a)         9/22/2006        39,501
                                        83,000       4.813 (a)        4/04/2007        82,996
---------------------------------------------------------------------------------------------
Stanfield Victoria Funding, LLC         15,300       4.82 (a)         5/15/2006        15,300
---------------------------------------------------------------------------------------------
Westpac Banking Corp.                   11,000       4.9 (a)          4/11/2007        11,000
---------------------------------------------------------------------------------------------
Total Corporate Notes (Cost--$802,974) ........................................       802,817
=============================================================================================
Funding Agreements--4.1%
=============================================================================================
General Electric Capital Assurance      50,000       4.90 (a)         6/07/2006        50,000
Co. (b)
---------------------------------------------------------------------------------------------
Jackson National Life Insurance         35,000       4.906 (a)        5/01/2006        35,000
Co. (b)
---------------------------------------------------------------------------------------------
New York Life Insurance Co. (b)         40,000       4.889 (a)        5/26/2006        40,000
---------------------------------------------------------------------------------------------
The Travelers Insurance Co. (b)         20,000       4.876 (a)        3/01/2007        20,000
---------------------------------------------------------------------------------------------
Total Funding Agreements (Cost--$145,000) .....................................       145,000
=============================================================================================
U.S. Government Agency & Instrumentality Obligations--Non-Discount--12.6%
=============================================================================================
Fannie Mae                               8,700       2.55             6/01/2006         8,679
                                         7,800       1.98             6/26/2006         7,760
                                        10,000       4.00             8/08/2006         9,969
                                        10,000       3.00             9/20/2006         9,917
                                        27,500       4.875            1/11/2008        27,346
                                         7,000       4.96             2/08/2008         6,966
---------------------------------------------------------------------------------------------
Federal Farm Credit Banks               28,000       4.83 (a)         5/19/2006        28,000
                                         9,900       2.15             7/21/2006         9,834
                                        25,000       4.80 (a)         8/16/2006        25,001
                                        76,000       4.79 (a)        12/22/2006        75,995
                                        15,000       4.873 (a)        2/20/2008        14,997
---------------------------------------------------------------------------------------------
Federal Home Loan Bank System           12,500       2.40             5/03/2006        12,496
                                        50,000       4.605 (a)        5/10/2006        49,998
                                        25,000       4.65 (a)         5/19/2006        24,999
                                        38,000       4.70 (a)         6/01/2006        37,994
                                         5,560       2.25             6/23/2006         5,536
                                        15,000       3.25            11/29/2006        14,832
                                         7,000       3.75            11/30/2006         6,941
                                        12,500       3.45             1/10/2007        12,350
                                        10,000       4.00             6/13/2007         9,865
                                         4,700       4.21             9/14/2007         4,638
---------------------------------------------------------------------------------------------
Freddie Mac                             12,500       3.82             7/14/2006        12,466
                                        12,000       4.45             9/28/2007        11,884
                                         9,300       4.705           10/11/2007         9,241
                                         9,000       4.75            10/24/2007         8,938
---------------------------------------------------------------------------------------------
Total U.S. Government Agency &
Instrumentality Obligations--Non-Discount
(Cost--$447,894) ..............................................................       446,642
---------------------------------------------------------------------------------------------


8       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2006

Schedule of Investments (concluded)                               (in Thousands)

Face
Amount      Issue                                                                     Value
=============================================================================================
Repurchase Agreements--9.2%
=============================================================================================
$160,000    Credit Suisse, LLC, purchased on 4/28/2006 to yield 4.78% to
            5/01/2006, repurchase price $160,064, collateralized by Resolution
            Funding Corporation Stripped Interest, due 7/15/2006 to 7/15/2029,
            Resolution Funding Corporation Stripped Principal, 8.125% to 9.375%
            due 10/15/2019 to 1/15/2021 and Tennessee Valley Authority, 5.375%
            to 7.125% due 11/13/2008 to 5/01/2030                                  $  160,000
---------------------------------------------------------------------------------------------
166,266     Deutsche Bank Securities, Inc., purchased 4/28/2006 to yield 4.78%
            to 5/01/2006, repurchase price $166,332, collateralized by Fannie
            Mae, 3.75% to 7.125% due 5/15/2007 to 1/15/2030 and Federal Home
            Loan Bank System, 0% to 4.65% due 8/22/2008 to 12/01/2010                 166,266
---------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost--$326,266) ..................................       326,266
---------------------------------------------------------------------------------------------
Total Investments (Cost--$3,590,326**)--101.1% ................................     3,587,954

Liabilities in Excess of Other Assets--(1.1%) .................................       (38,787)
                                                                                   ----------
Net Assets--100.0% ............................................................    $3,549,167
                                                                                   ==========

* Commercial Paper and certain U.S. Government Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at April 30, 2006.
** The cost and unrealized appreciation (depreciation) of investments as of April 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...........................................    $ 3,590,326
                                                                    ===========
      Gross unrealized appreciation ............................    $        24
      Gross unrealized depreciation ............................         (2,396)
                                                                    -----------
      Net unrealized depreciation ..............................    $    (2,372)
                                                                    ===========

(a)   Floating rate note.
(b) Restricted securities as to resale, representing 4.1% of net assets, were as follows:

      -----------------------------------------------------------------------------
                                             Acquisition
      Issue                                     Date            Cost         Value
      -----------------------------------------------------------------------------
      General Electric Capital
        Assurance Co.,
        4.90% due 6/07/2006                   6/07/2005       $ 50,000     $ 50,000

      Jackson National Life Insurance
        Co., 4.906% due 5/01/2006             5/02/2005         35,000       35,000

      New York Life Insurance Co.,
        4.889% due 5/26/2006                  5/27/2005         40,000       40,000

      The Travelers Insurance Co.,
        4.876% due 3/01/2007                  2/28/2006         20,000       20,000
      -----------------------------------------------------------------------------
      Total                                                   $145,000     $145,000
                                                              =====================

      See Notes to Financial Statements.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2006         9

Statement of Assets and Liabilities

As of April 30, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Investments in unaffiliated securities, at value
                    (identified cost--$3,590,325,886) ..................................                            $ 3,587,953,946
                   Receivables:
                      Interest .........................................................      $    16,112,943
                      Beneficial interest sold .........................................            3,777,904            19,890,847
                                                                                              ---------------
                   Prepaid expenses ....................................................                                    141,638
                                                                                                                    ---------------
                   Total assets ........................................................                              3,607,986,431
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
                   Bank overdraft ......................................................                                  1,069,860
                   Payables:
                      Beneficial interest redeemed .....................................           55,399,933
                      Investment adviser ...............................................            1,191,867
                      Other affiliates .................................................              972,094            57,563,894
                                                                                              ---------------
                   Accrued expenses and other liabilities ..............................                                    185,545
                                                                                                                    ---------------
                   Total liabilities ...................................................                                 58,819,299
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Net assets ..........................................................                            $ 3,549,167,132
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
                   Class I Shares of beneficial interest, $.10 par value, unlimited
                    number of shares authorized ........................................                            $   342,770,265
                   Class II Shares of beneficial interest, $.10 par value, unlimited
                    number of shares authorized ........................................                                 12,383,642
                   Paid-in capital in excess of par ....................................                              3,196,385,165
                   Unrealized depreciation--net ........................................                                 (2,371,940)
                                                                                                                    ---------------
                   Net Assets ..........................................................                            $ 3,549,167,132
                                                                                                                    ===============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Class I--Based on net assets of $3,425,163,494 and 3,427,702,650
                    shares outstanding .................................................                            $          1.00
                                                                                                                    ===============
                   Class II--Based on net assets of $124,003,638 and 123,836,422
                    shares outstanding .................................................                            $          1.00
                                                                                                                    ===============

      See Notes to Financial Statements.


10      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2006

Statement of Operations

For the Six Months Ended April 30, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
                   Interest and amortization of premium and discount earned ............                            $    75,102,047
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                   Investment advisory fees ............................................      $     7,464,841
                   Transfer agent fees--Class I ........................................            1,958,549
                   Accounting services .................................................              252,953
                   Registration fees ...................................................              169,256
                   Distribution fees--Class II .........................................              125,343
                   Printing and shareholder reports ....................................              122,263
                   Transfer agent fees--Class II .......................................               75,438
                   Trustees' fees and expenses .........................................               53,758
                   Custodian fees ......................................................               47,175
                   Professional fees ...................................................               46,663
                   Pricing services ....................................................                4,927
                   Other ...............................................................               44,325
                                                                                              ---------------
                   Total expenses before waiver ........................................           10,365,491
                   Waiver of expenses ..................................................             (125,343)
                                                                                              ---------------
                   Total expenses after waiver .........................................                                 10,240,148
                                                                                                                    ---------------
                   Investment income--net ..............................................                                 64,861,899
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain--Net
-----------------------------------------------------------------------------------------------------------------------------------
                   Realized gain on investments--net ...................................                                        200
                   Change in unrealized depreciation on investments--net ...............                                    709,121
                                                                                                                    ---------------
                   Total realized and unrealized gain--net .............................                                    709,321
                                                                                                                    ---------------
                   Net Increase in Net Assets Resulting from Operations ................                            $    65,571,220
                                                                                                                    ===============

      See Notes to Financial Statements.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2006        11

Statements of Changes in Net Assets

                                                                                                For the Six             For the
                                                                                                Months Ended           Year Ended
                                                                                                  April 30,            October 31,
Increase (Decrease) in Net Assets:                                                                  2006                  2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
                   Investment income--net ..............................................      $    64,861,899       $    94,707,729
                   Realized gain--net ..................................................                  200                 3,843
                   Change in unrealized depreciation--net ..............................              709,121            (1,143,232)
                                                                                              -------------------------------------
                   Net increase in net assets resulting from operations ................           65,571,220            93,568,340
                                                                                              -------------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
                   Investment income--net:
                      Class I ..........................................................          (62,465,660)          (91,448,904)
                      Class II .........................................................           (2,396,239)           (3,258,825)
                   Realized gain--net:
                      Class I ..........................................................                 (192)               (3,716)
                      Class II .........................................................                   (8)                 (127)
                                                                                              -------------------------------------
                   Net decrease in net assets resulting from dividends and
                    distributions to shareholders ......................................          (64,862,099)          (94,711,572)
                                                                                              -------------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                   Net increase (decrease) in net assets derived from beneficial
                    interest transactions ..............................................           47,744,772        (1,042,547,832)
                                                                                              -------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Total increase (decrease) in net assets .............................           48,453,893        (1,043,691,064)
                   Beginning of period .................................................        3,500,713,239         4,544,404,303
                                                                                              -------------------------------------
                   End of period .......................................................      $ 3,549,167,132       $ 3,500,713,239
                                                                                              =====================================

      See Notes to Financial Statements.


12      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2006

Financial Highlights

                                                                                              Class I
                                                               --------------------------------------------------------------------
                                                               For the Six
                                                               Months Ended                For the Year Ended October 31,
The following per share data and ratios have been derived        April 30,     ----------------------------------------------------
from information provided in the financial statements.             2006           2005          2004          2003          2002
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period ...     $     1.00     $     1.00    $     1.00    $     1.00    $     1.00
                                                                -------------------------------------------------------------------
                   Investment income--net .................          .0187          .0233         .0075         .0088         .0163
                   Realized and unrealized gain (loss)--net          .0002         (.0003)       (.0004)       (.0011)       (.0012)
                                                                -------------------------------------------------------------------
                   Total from investment operations .......          .0189          .0230         .0071         .0077         .0151
                                                                -------------------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net ..............         (.0187)        (.0233)       (.0075)       (.0088)       (.0163)
                      Realized gain--net ..................             --+            --+           --+       (.0001)       (.0001)
                                                                -------------------------------------------------------------------
                   Total dividends and distributions ......         (.0187)        (.0233)       (.0075)       (.0089)       (.0164)
                                                                -------------------------------------------------------------------
                   Net asset value, end of period .........     $     1.00     $     1.00    $     1.00    $     1.00    $     1.00
                                                                ===================================================================
                   Total Investment Return ................           1.91%@         2.35%          .75%          .88%         1.66%
                                                                ===================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Expenses ...............................            .60%*          .59%          .58%          .55%          .56%
                                                                ===================================================================
                   Investment income and realized gain--net           3.82%*         2.27%          .74%          .90%         1.65%
                                                                ===================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands)     $3,425,163     $3,368,462    $4,388,882    $5,199,455    $6,669,287
                                                                ===================================================================

*     Annualized.
+     Amount is less than $(.0001) per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2006        13

Financial Highlights (concluded)

                                                                                             Class II
                                                               --------------------------------------------------------------------
                                                               For the Six
                                                               Months Ended                For the Year Ended October 31,
The following per share data and ratios have been derived        April 30,     ----------------------------------------------------
from information provided in the financial statements.             2006           2005          2004          2003          2002
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period ...     $     1.00     $     1.00    $     1.00    $     1.00    $     1.00
                                                                -------------------------------------------------------------------
                   Investment income--net .................          .0188          .0232         .0055         .0069         .0144
                   Realized and unrealized gain (loss)--net          .0002         (.0003)       (.0004)       (.0011)       (.0013)
                                                                -------------------------------------------------------------------
                   Total from investment operations .......          .0190          .0229         .0051         .0058         .0131
                                                                -------------------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net ..............         (.0188)        (.0232)       (.0055)       (.0069)       (.0143)
                      Realized gain--net ..................             --+            --+           --+       (.0001)       (.0001)
                                                                -------------------------------------------------------------------
                   Total dividends and distributions ......         (.0188)        (.0232)       (.0055)       (.0070)       (.0144)
                                                                -------------------------------------------------------------------
                   Net asset value, end of period .........     $     1.00     $     1.00    $     1.00    $     1.00    $     1.00
                                                                ===================================================================
                   Total Investment Return ................           1.92%@         2.34%          .55%          .69%         1.46%
                                                                ===================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Expenses, net of waiver ................            .61%*          .61%          .78%          .75%          .76%
                                                                ===================================================================
                   Expenses ...............................            .81%*          .61%          .78%          .75%          .76%
                                                                ===================================================================
                   Investment income and realized gain--net           3.82%*         2.28%          .54%          .70%         1.46%
                                                                ===================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands)     $  124,004     $  132,251    $  155,522    $  201,615    $  266,239
                                                                ===================================================================

*     Annualized.
+     Amount is less than $(.0001) per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


14      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2006

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering separate classes of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), acts as passive custodian. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. At the present time, the Fund is the only series offered. The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements -- The Fund may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral of the Fund may be delayed or limited.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses.

(g) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2006        15
any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) Bank overdraft -- The Fund recorded a bank overdraft as a result of the stated overdrawn balance. This overdrawn balance was due to an unpaid corporate event.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $1 billion; .45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; .40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; .375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; .35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; .325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; .30% of average daily net assets in excess of $10 billion but not exceeding $15 billion and .29% of average daily net assets in excess of $15 billion.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of ..20% of the Fund's average daily net assets attributable to Class II Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class II Shares. MLIM contractually agreed to waive such fees. For the six months ended April 30, 2006, FAMD earned $125,343, all of which was waived.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM.

For the six months ended April 30, 2006, the Fund reimbursed MLIM $37,184 for certain accounting services.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, FAMD, PSI, FDS, ML & Co., and/or MLIM, LLC.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including MLIM, to the investment management business of BlackRock, Inc. The transaction is expected to close in the third quarter of 2006.

3. Shares of Beneficial Interest:

Net increase (decrease) in net assets derived from beneficial interest transactions was $47,744,772 and $(1,042,547,832) for the six months ended April 30, 2006 and the year ended October 31, 2005, respectively.


16      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2006

Notes to Financial Statements (concluded)

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                    Dollar
Ended April 30, 2006                            Shares               Amount
-------------------------------------------------------------------------------
Shares sold ........................        7,584,927,554      $  7,584,927,554
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ................           62,425,934            62,425,934
                                         --------------------------------------
Total issued .......................        7,647,353,488         7,647,353,488
Shares redeemed ....................       (7,591,334,824)       (7,591,334,824)
                                         --------------------------------------
Net increase .......................           56,018,664      $     56,018,664
                                         ======================================

-------------------------------------------------------------------------------
Class I Shares for the Year                                          Dollar
Ended October 31, 2005                          Shares               Amount
-------------------------------------------------------------------------------
Shares sold ........................       14,279,895,614      $ 14,279,895,614
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ................           91,472,487            91,472,487
                                         --------------------------------------
Total issued .......................       14,371,368,101        14,371,368,101
Shares redeemed ....................      (15,390,687,665)      (15,390,687,665)
                                         --------------------------------------
Net decrease .......................       (1,019,319,564)     $ (1,019,319,564)
                                         ======================================

-------------------------------------------------------------------------------
Class II Shares for the Six Months                                   Dollar
Ended April 30, 2006                            Shares               Amount
-------------------------------------------------------------------------------
Shares sold ........................          101,991,810      $    101,991,810
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ................            2,396,213             2,396,213
                                         --------------------------------------
Total issued .......................          104,388,023           104,388,023
Shares redeemed ....................         (112,661,915)         (112,661,915)
                                         --------------------------------------
Net decrease .......................           (8,273,892)     $     (8,273,892)
                                         ======================================

-------------------------------------------------------------------------------
Class II Shares for the Year                                         Dollar
Ended October 31, 2005                          Shares               Amount
-------------------------------------------------------------------------------
Shares sold ........................          209,045,319      $    209,045,319
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ................            3,256,198             3,256,198
                                         --------------------------------------
Total issued .......................          212,301,517           212,301,517
Shares redeemed ....................         (235,529,785)         (235,529,785)
                                         --------------------------------------
Net decrease .......................          (23,228,268)     $    (23,228,268)
                                         ======================================

4. Capital Loss Carryforward:

On April 30, 2006, the Fund had a net capital loss carryforward of $15,379 which expires in 2013. This amount will be available to offset like amounts of future taxable gains.


        MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2006        17

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


18      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    APRIL 30, 2006

[LOGO] Merrill Lynch  Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Retirement Reserves Money Fund
Of Merrill Lynch Retirement Series Trust
Box 9011
Princeton, NJ 08543-9011

                                                                  #10262 -- 4/06

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

    Date: June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: June 22, 2006


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: June 22, 2006